Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment, Product and Geographic Information
Accounts receivable	$ 89,527	$ 91,438
Customer A and Its affiliates
Segment, Product and Geographic Information
Accounts receivable	69,006	67,135
Customer C
Segment, Product and Geographic Information
Accounts receivable	$ 20,521	$ 24,303